UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE DIVIDEND STRATEGY FUND

FORM N-Q

MARCH 31, 2018

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	March 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 1.4%
General Motors Co.	2,236,830	$81,286,402

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	507,300	79,331,574

Media - 4.1%
Comcast Corp., Class A Shares	2,865,570	97,916,527
Time Warner Inc.	1,175,000	111,131,500
Walt Disney Co.	340,080	34,157,635

Total Media		243,205,662

Specialty Retail - 2.6%
Home Depot Inc.	875,000	155,960,000

TOTAL CONSUMER DISCRETIONARY		559,783,638

CONSUMER STAPLES - 14.9%
Beverages - 3.5%
Anheuser-Busch InBev SA/NV, ADR	557,790	61,323,432
Coca-Cola Co.	2,171,530	94,309,548
PepsiCo Inc.	477,260	52,092,929

Total Beverages		207,725,909

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	273,110	51,462,117
Sysco Corp.	642,290	38,511,708
Walmart Stores Inc.	975,180	86,761,765

Total Food & Staples Retailing		176,735,590

Food Products - 5.9%
Lamb Weston Holdings Inc.	988,070	57,525,436
McCormick & Co. Inc., Non Voting Shares	625,070	66,501,197
Mondelez International Inc., Class A Shares	2,158,470	90,072,953
Nestle SA, ADR	1,725,000	136,361,250

Total Food Products		350,460,836

Household Products - 2.5%
Kimberly-Clark Corp.	277,020	30,508,213
Procter & Gamble Co.	1,500,000	118,920,000

Total Household Products		149,428,213

TOTAL CONSUMER STAPLES		884,350,548

ENERGY - 5.9%
Energy Equipment & Services - 1.5%
Schlumberger Ltd.	1,412,460	91,499,159

Oil, Gas & Consumable Fuels - 4.4%
Enbridge Inc.	2,496,093	78,552,047
Exxon Mobil Corp.	868,109	64,769,612
Kinder Morgan Inc.	2,925,000	44,050,500
Williams Cos Inc.	3,000,000	74,580,000

Total Oil, Gas & Consumable Fuels		261,952,159

TOTAL ENERGY		353,451,318

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
FINANCIALS - 19.4%
Banks - 6.0%
Bank of America Corp.	3,100,000	$92,969,000
JPMorgan Chase & Co.	1,243,000	136,692,710
U.S. Bancorp	1,475,000	74,487,500
Wells Fargo & Co.	1,011,260	53,000,137

Total Banks		357,149,347

Capital Markets - 5.5%
Bank of New York Mellon Corp.	2,083,210	107,347,811
BlackRock Inc.	152,000	82,341,440
Blackstone Group LP	4,300,000	137,385,000

Total Capital Markets		327,074,251

Diversified Financial Services - 4.3%
Berkshire Hathaway Inc., Class B Shares	1,284,110	256,154,263	*

Insurance - 3.6%
Brighthouse Financial Inc.	183,301	9,421,671	*
MetLife Inc.	2,287,055	104,952,954
Travelers Cos. Inc.	713,270	99,044,672

Total Insurance		213,419,297

TOTAL FINANCIALS		1,153,797,158

HEALTH CARE - 7.2%
Health Care Providers & Services - 1.1%
UnitedHealth Group Inc.	304,470	65,156,580

Pharmaceuticals - 6.1%
Johnson & Johnson	1,103,747	141,445,178
Merck & Co. Inc.	1,925,000	104,854,750
Pfizer Inc.	1,813,580	64,363,954
Zoetis Inc.	591,680	49,411,197

Total Pharmaceuticals		360,075,079

TOTAL HEALTH CARE		425,231,659

INDUSTRIALS - 10.2%
Aerospace & Defense - 1.8%
Raytheon Co.	497,134	107,291,460

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	925,000	96,810,500

Commercial Services & Supplies - 1.7%
Waste Management Inc.	1,175,000	98,841,000

Industrial Conglomerates - 2.1%
3M Co.	580,000	127,321,600

Machinery - 0.6%
Pentair PLC	480,000	32,702,400

Road & Rail - 2.4%
Union Pacific Corp.	1,058,350	142,273,990

TOTAL INDUSTRIALS		605,240,950

INFORMATION TECHNOLOGY - 13.8%
Internet Software & Services - 2.6%
Alphabet Inc., Class C Shares	150,004	154,772,627	*

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
IT Services - 2.8%
Mastercard Inc., Class A Shares	525,000	$91,959,000
Visa Inc., Class A Shares	650,000	77,753,000

Total IT Services		169,712,000

Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	650,000	33,852,000
Texas Instruments Inc.	1,430,000	148,562,700

Total Semiconductors & Semiconductor Equipment		182,414,700

Software - 3.1%
Microsoft Corp.	2,000,000	182,540,000

Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc.	780,003	130,868,904

TOTAL INFORMATION TECHNOLOGY		820,308,231

MATERIALS - 7.1%
Chemicals - 5.8%
DowDuPont Inc.	1,588,201	101,184,286
Ecolab Inc.	539,080	73,891,695
PPG Industries Inc.	850,000	94,860,000
Praxair Inc.	510,030	73,597,329

Total Chemicals		343,533,310

Containers & Packaging - 1.3%
International Paper Co.	1,423,280	76,045,851

TOTAL MATERIALS		419,579,161

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
American Tower Corp.	827,170	120,220,888
Healthcare Trust of America Inc., Class A Shares	1,646,723	43,555,823
Weyerhaeuser Co.	1,942,060	67,972,100

TOTAL REAL ESTATE		231,748,811

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T Inc.	1,862,240	66,388,856
Verizon Communications Inc.	1,174,996	56,188,309

TOTAL TELECOMMUNICATION SERVICES		122,577,165

UTILITIES - 5.2%
Electric Utilities - 2.6%
Brookfield Infrastructure Partners LP	2,015,065	83,907,307
NextEra Energy Inc.	428,050	69,913,406

Total Electric Utilities		153,820,713

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY			SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.9%
Brookfield Renewable Partners LP			799,920	$24,901,510
Brookfield Renewable Partners LP			907,749	28,225,579

Total Independent Power and Renewable Electricity Producers				53,127,089

Multi-Utilities - 1.7%
WEC Energy Group Inc.			1,650,000	103,455,000

TOTAL UTILITIES				310,402,802

TOTAL COMMON STOCKS (Cost - $3,896,263,819)				5,886,471,441

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
Finance America NIM Trust, 2004-1, A (Cost - $73,449)	5.250%	6/27/34	73,417	1	*(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,896,337,268)				5,886,471,442

			SHARES
SHORT-TERM INVESTMENTS - 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $45,691,054)	1.455%		45,691,054	45,691,054

TOTAL INVESTMENTS - 99.9% (Cost - $3,942,028,322)				5,932,162,496
Other Assets in Excess of Liabilities - 0.1%				6,072,430

TOTAL NET ASSETS - 100.0%				$5,938,234,926

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of March 31, 2018.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$5,886,471,441	—	—	$5,886,471,441
Asset-Backed Securities	—	$1	—	1

Total Long-Term Investments	5,886,471,441	1	—	5,886,471,442

Short-Term Investments†	45,691,054	—	—	45,691,054

Total Investments	$5,932,162,495	$1	—	$5,932,162,496

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2018